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                                 Accessor Funds
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                                   Supplement
                          Dated September 24, 2008 For:

     Advisor Class Shares & Accessor Strategic Alternatives Fund Prospectus Investor Class Shares & Accessor Strategic Alternatives Fund Prospectus
      A Class and C Class & Accessor Strategic Alternatives Fund Prospectus
      Accessor U.S. Government Money Fund - Institutional Class Prospectus
         Accessor U.S. Government Fund - Advisor Class Shares Prospectus
               Accessor Funds Statement of Additional Information
  Accessor Total Return Fund Prospectus and Statement of Additional Information Accessor Limited Duration U.S. Government Fund Prospectus and Statement of
                             Additional Information
 Accessor Strategic Alternatives Fund Prospectus and Statement of Additional
                                   Information

                          each dated September 1, 2008
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This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.
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NOT FDIC INSURED                NO BANK GUARANTEE                 MAY LOSE VALUE

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Change of Custodian

Effective October 3, 2008, Brown Brothers Harriman & Co. ("BBH" or "Custodian"), 40 Water Street, Boston, MA 02109, will serve as custodian to the Accessor Funds. All references in the Prospectus and Statement of Additional Information to the Custodian will be to BBH.





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Supplement 1                                                      Page 1 of 1